New Accounting Pronouncements Adopted - Additional Information (Detail)	Jan. 01, 2019	Dec. 31, 2019
New Accounting Pronouncements Adopted [Abstract]
Recognition exemption of short-term leases	leases of 12 months or less
Weighted average incremental borrowing rate	10.25%	10.25%